Note 11 - Earnings (Loss) Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Income (Loss) Attributable to Parent, Total	$ (5,877,861)	$ 16,497	$ 1,119,735
Dividends to Series B preferred shares	(1,573,874)	(1,748,981)	(565,229)
Preferred deemed dividend		(185,665)
Net income / (loss) attributable to common shareholders	$ (7,451,735)	$ (1,918,149)	$ 554,506
Weighted average common shares – outstanding, basic and diluted (in shares)	2,275,062	2,251,439	2,232,821
Basic and diluted earnings / (loss) per share (in dollars per share)	$ (3.28)	$ (0.85)	$ 0.25